Cash distribution (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Cash distribution [Abstract]
Dividends paid (usd per share)	$ 1.33	$ 0.00	$ 1.33	$ 0.00
Payments of Ordinary Dividends, Common Stock			$ 25,408	$ 0